Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Taxes [Abstract]
Current income tax	$ (2,840)	$ 666		$ (2,846)
Deferred income tax	(9,485)	(21,486)		3,870
Income tax (expense) / benefit	$ (12,325)	$ (20,820)	[1]	$ 1,024	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.